GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Nov. 25, 2012
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE 3:    GOODWILL AND OTHER INTANGIBLE ASSETS

The changes in the carrying amount of goodwill by business segment for the years ended November 25, 2012, and November 27, 2011, were as follows:

	Americas	Europe	Asia Pacific	Total
	(Dollars in thousands)
Balance, November 28, 2010	$207,427	$31,603	$2,442	$241,472
Foreign currency fluctuation	(9)	(80)	(413)	(502)

Balance, November 27, 2011	207,418	31,523	2,029	240,970
Foreign currency fluctuation	5	(896)	(108)	(999)

Balance, November 25, 2012	$207,423	$30,627	$1,921	$239,971

Other intangible assets, net, were as follows:

	November 25, 2012			November 27, 2011
	Gross Carrying Value	Accumulated Amortization	Total	Gross Carrying Value	Accumulated Amortization	Total
	(Dollars in thousands)
Non-amortized intangible assets:
Trademarks	$42,743	$—	$42,743	$42,743	$—	$42,743
Amortized intangible assets:
Acquired contractual rights	42,220	(32,163)	10,057	41,667	(23,051)	18,616
Customer lists	19,326	(12,217)	7,109	20,018	(9,559)	10,459

Total	$104,289	$(44,380)	$59,909	$104,428	$(32,610)	$71,818

For the years ended November 25, 2012, and November 27, 2011, amortization of these intangible assets were $11.4 million and $12.1 million, respectively. The amortization of these intangible assets, which is included in “Selling, general and administrative expenses” in the Company’s consolidated statements of income, in the succeeding fiscal years is approximately $10.9 million in 2013 and immaterial thereafter.

As of November 25, 2012, there was no impairment to the carrying value of the Company’s goodwill or non-amortized intangible assets.